Provisions and contingent liabilities - Summary of changes in other provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Beginning of period	R$ 43,541	R$ 29,308	R$ 19,711
Business combination	70,910	0	0
Monetary correction	25,954	4,449	6,837
Provision	65,731	23,844	8,457
Reversed	(55,791)	(11,539)	(3,132)
Payments	(52,667)	(2,521)	(2,565)
End of period	R$ 97,678	R$ 43,541	R$ 29,308